Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of related party [text block]
26	Related party transactions

The compensation of key management personnel of the Group is as follows:

	For the year ended December 31
in 000€	2019	2018	2017
Short-term employee benefits	2,394	2,334	2,190
Post-employment benefits	85	80	80
Total	2,479	2,414	2,270
Warrants granted	−	−	−
Warrants outstanding	359,266	557,935	573,980

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel (senior management and executive committee members). In the year ending December 31, 2019 the compensation to key management by means of share based payments amounts to K€214.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year:

in 000€	Sale of goods to	Purchases from	Depreciation	Interest expense	Right-of-Use Assets	Receivables	Lease liabilities	Other liabilities
Non-executive directors of the group
2019	−	128	−	37	−	−	−	1,053
2018	−	123	−	51	−	−	−	1,038
2017	−	96	−	50	−	−	−	965

Shareholders of the group
2019	−	113	−	9	−	−	−	131
2018	−	123	−	10	−	−	−	261
2017	−	172	−	11	−	−	−	371

Joint ventures
2019	1,431	−	−	−	−	1,279	−	−
2018	1,156	241	−	−	−	1,281	−	22
2017	714	23	−	−	−	804	−	28

Non-controlling interests
2019	−	−	26	9	617	−	652	−
2018	−	−	−	−	−	−	−	−
2017	−	−	−	−	−	−	−	−

Related party - Ailanthus NV

Ailanthus is a shareholder and director of the group. The Group rent apartments on a regular basis from Ailanthus NV in order to host our employees from foreign subsidiaries who are visiting our headquarters in Leuven. The total amount paid to Ailanthus NV for rent in 2019 was K€113 (2018: K€123; 2017: K€172).

Related party - shareholders of Engimplan (non-controlling interest)

The subsidiary Engimplan rents the office and production building from its non-controlling shareholders for a initial term of 10 years, with an extension option for an additional 10 years (assessed not to be reasonable certain to be exercised). The monthly lease payment amount to K€7. The lease has been accounted for under IFRS 16 resulting in a lease liability at December 31, 2019 of K€617.

Related party - Convertible debt

The Group has issued on October 28, 2013 1,000 convertible bonds for a total amount of K€1,000. The bonds have been fully subscribed by a member of our senior management. We refer to Note 15 for more details.

Joint ventures

The receivable for the amount of K€1,279 is accounted for under the other non-current assets and trade receivables and relates to the services and goods delivered to the joint venture RSPRINT. In the course of 2018 the Group also purchased a 3D printer from RSPRINT for the amount of K€200.